INCOME TAXES - Additional Information (Detail) ¥ / shares in Units, $ in Thousands	12 Months Ended										36 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carried forward | ¥		¥ 3,603,336,000
Unrecognized uncertain tax positions | ¥		¥ 0		¥ 0								¥ 0
Increase Decrease in net income/loss per ordinary share-diluted | ¥ / shares		¥ 0.4		¥ 0.1	¥ 0
Exemption For Income Tax Holiday [Member]
Income Tax Disclosure [Line Items]
Increase (decrease) in income tax expenses | ¥		¥ (67,850,000)		¥ 17,480,000	¥ 581,000
Minimum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date	Dec. 31, 2025	Dec. 31, 2025
Maximum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date	Dec. 31, 2034	Dec. 31, 2034
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Minimum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit | $	$ 2,000
Income tax rate	8.25%	8.25%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Maximum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit | $	$ 2,000
Income tax rate	16.50%	16.50%
Beijing Lexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate							12.50%	12.50%				12.50%
Beijing Gaotu [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate					15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
HK
Income Tax Disclosure [Line Items]
Foreign income tax expense benefit | $	$ 0		$ 0